Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Jan. 31, 2013
Other Comprehensive Income (Loss), Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)
Note 4. Accumulated Other Comprehensive Income (Loss)
The following table provides the changes in the composition of total Walmart accumulated other comprehensive income (loss) for fiscal 2013, 2012 and 2011:

	Currency Translation and Other	Derivative Instruments	Minimum Pension Liability	Total
(Amounts in millions)
Balances as of February 1, 2010	$348	$77	$(495)	$(70)
Other comprehensive income (loss)	878	(17)	(145)	716
Balances as of January 31, 2011	1,226	60	(640)	646
Other comprehensive income (loss)	(2,032)	(67)	43	(2,056)
Balances as of January 31, 2012	(806)	(7)	(597)	(1,410)
Other comprehensive income (loss)	853	136	(166)	823
Balances as of January 31, 2013	$47	$129	$(763)	$(587)
Amounts included in accumulated other comprehensive income (loss) are recorded net of their related income tax effects. The Company's unrealized net gains and losses on net investment hedges, included in the currency translation and other category of accumulated other comprehensive income (loss), were not significant as of January 31, 2013 and January 31, 2012.